Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

3. Discontinued Operations

Following the announcement of the Company on November 13, 2023, of its intention to shift its business focus towards LNG and energy transition shipping and gradually divest from its non-core assets, taking advantage of the attractive vessel valuations, the Company entered into 12 memoranda of agreement (“MOA”) with third parties for the disposal of 12 container carrier vessels. The Company determined that the assets and liabilities, results of operations and cash flows of the 12 container carrier vessels met the criteria to be reported in discontinued operations. The container carrier vessels that the Company sold or agreed to sell following the announcement are listed below.

Name of Vessel	Type	TEU	Memorandum of Agreement Date	Delivery/Expected Delivery
M/V Akadimos	Neo Panamax Container Vessel	9,288	January 31, 2024	March 8, 2024
M/V Long Beach Express	Panamax Container Vessel	5,089	December 15, 2023	February 26, 2024
M/V Seattle Express	Panamax Container Vessel	5,089	February 14, 2024	April 26, 2024
M/V Fos Express	Panamax Container Vessel	5,089	February 14, 2024	May 3, 2024
M/V Athenian	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Athos	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Aristomenis	Neo Panamax Container Vessel	9,954	March 1, 2024	May 3, 2024
M/V Hyundai Premium	Neo Panamax Container Vessel	5,023	September 12, 2024	November 22, 2024
M/V Hyundai Paramount	Neo Panamax Container Vessel	5,023	September 12, 2024	December 20, 2024
M/V Hyundai Prestige	Neo Panamax Container Vessel	5,023	September 12, 2024	December 5, 2024
M/V Hyundai Privilege	Neo Panamax Container Vessel	5,023	September 12, 2024	January 10, 2025
M/V Hyundai Platinum	Neo Panamax Container Vessel	5,023	September 12, 2024	March 10, 2025

3. Discontinued Operations - Continued

Summarized selected operating results of the discontinued operations for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the years ended December 31,
	2024	2023	2022
Revenues	$70,575	$118,819	$111,819
Expenses / (income), net:
Voyage expenses	1,400	2,707	3,091
Vessel operating expenses	17,353	33,064	27,678
Vessel operating expenses - related party	2,615	4,119	3,937
Vessel depreciation and amortization	11,018	29,333	28,230
Impairment of vessel	—	340	—
Gain on sale of vessels	(103,807)	—	—
Operating income, net	141,996	49,256	48,883
Other income / (expense), net:
Interest expense and finance cost (including $304 to related party, for the year ended December 31, 2024, 2023 and 2022)	(3,132)	(9,115)	(9,790)
Other income / (expense), net	161	(23)	—
Total other expense, net	(2,971)	(9,138)	(9,790)
Net income from discontinued operations	$139,025	$40,118	$39,093

Summarized selected balance sheet information from discontinued operations as of December 31, 2024 and 2023, was as follows:

	As of December 31, 2024	As of December 31, 2023
Cash and cash equivalents	$38	$2
Trade accounts receivable, net	636	14
Prepayments and other assets	907	1,954
Inventories	—	2,549
Claims	49	49
Assets held for sale	71,720	14,394
Total current assets of discontinued operations	73,350	18,962
Vessels, net	—	419,672
Above market acquired charters	—	9,420
Deferred charges, net	—	4,714
Prepayments and other assets	—	325
Total non-current assets of discontinued operations	—	434,131
Current portion of long-term debt, net	—	9,659
Trade accounts payable	3,026	4,607
Due to related parties	—	3,823
Accrued liabilities	12,443	9,895
Deferred revenue	903	9,319
Below market acquired charters associated with vessel held for sale	—	1,447
Total current liabilities of discontinued operations	16,372	38,750
Non-current liabilities associated with vessels held for sale (including $6,000 payable to related party as of December 31, 2023)	—	86,983
Below market acquired charters	—	3,135
Deferred revenue	—	9,533
Total non-current liabilities of discontinued operations	$—	$99,651

As of December 31, 2024, the Company disposed ten out of the 12 container carrier vessels agreed to sell. The remaining two container carrier vessels, the M/V Hyundai Privilege that was disposed of in January 2025 and the M/V Hyundai Platinum that was disposed of in March 2025 met the criteria to be classified as vessels held for sale and are included in “Total current assets from discontinued operations” in the summarized selected balance sheet information from discontinued operations as of December 31, 2024. As of the MOAs date the M/V Hyundai Privilege and the M/V Hyundai Platinum fair values less estimated costs to sell exceeded their carrying amount, so no impairment charge was recognized.

On January 27, 2021, we entered into the Seller’s Credit Agreement with CMTC (“CMTC Seller’s Credit”) in order to defer $6.0 million of the purchase price of the M/V Long Beach Express, M/V Seattle Express and M/V Fos Express for up to five years from the Vessels’ delivery date. The CMTC Seller’s Credit was fully paid on December 30, 2024.

During the year ended December 31, 2024, we repaid in full the amounts outstanding under the 2020 CMBFL and ICBCFL sale and lease back facilities we have issued to partly finance the acquisition of the M/V Akadimos, M/V Athos and M/V Aristomenis in the total amount of $88,932.

3. Discontinued Operations - Continued

For the year ended December 31, 2024, the Company recognized a gain on sale of vessels from discontinued operations which is analyzed as follows:

Vessel	Sale price	Carrying value on sale	Other sale expenses	Gain / (loss) on sale
M/V Akadimos	$80,000	$(62,030)	$(1,560)	$16,410
M/V Seattle Express	13,200	(12,939)	(269)	(8)
M/V Fos Express	13,200	(12,931)	(284)	(15)
M/V Long Beach Express	13,050	(12,789)	(261)	—
M/V Athenian	51,000	(44,833)	(1,029)	5,138
M/V Athos	51,000	(44,760)	(1,029)	5,211
M/V Aristomenis	51,000	(45,105)	(1,029)	4,866
M/V Hyundai Premium	60,650	(34,626)	(1,825)	24,199
M/V Hyundai Paramount	60,650	(34,736)	(1,825)	24,089
M/V Hyundai Prestige	60,650	(34,908)	(1,825)	23,917
Total	$454,400	$(339,657)	$(10,936)	$103,807